Exploration costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Exploration Expense	$ 109	$ 142	$ 178	$ 369
Mongolia
Exploration Expense	45	93	90	282
Other
Exploration Expense	$ 64	$ 49	$ 88	$ 87